Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2021
Summary of Share based compensation
	Three months
	ended March 31,
	2021	2020
Salaries and bonus	$250,000	$-
Short-term employee benefits	584	550
Stock-based compensation	229,188	428,878
	$479,772	$429,428